CONVERTIBLE LOANS	12 Months Ended
Dec. 31, 2020
CONVERTIBLE LOANS
CONVERTIBLE LOANS

12. CONVERTIBLE LOANS

On January 28, 2019, KAG, KAH and Kunlun Tech Limited (“Kunlun”), entered into a convertible loan agreement to invest $23 million to KAH,which is subject to an annual interest rate stipulated by the Peoples Bank of China for the corresponding period, which is at 4.35% as of January 28, 2019. The first principal amount of $20 million was advanced to KAH on January 28, 2019, and the remaining $3 million was advanced to KAH on January 31, 2020. If there was a closing of the SPAC Transaction before May 31, 2019, the interest would be waived and the $20 million loan would be automatically converted into KAH’s units (“Unit”) at the closing date at a price of $10.00 per Unit. Each Unit represents one ordinary share of KAH, one half of a redeemable warrant of KAH with a striking price of $11.50 (“Warrant”), and a right to 1/10 of an ordinary share of KAH (“Right”). The $20 million would become due if the SPAC Transaction could not be closed by May 31, 2019.

The Company assessed the contingent conversion feature and determined that this feature did not meet the definition of a derivative instrument because the settlement terms involved the gross delivery of the underlying securities, which were not readily convertible to cash. The Company then assessed whether the beneficial conversion feature guidance was applicable and concluded the convertible loan contains a contingent beneficial conversion feature. Upon the closing of the SPAC transaction, the contingency was resolved and the convertible loan, which consists of $20,000 principal and $219 accrued interest, was automatically converted into 2,000,000 Units. Accordingly, a contingent beneficial conversion feature of $2,128 was recognized as additional interest expense, which represents the difference between the conversion price and the fair value of the KAH’s ordinary share, one half of a warrant and a right on the commitment date. Furthermore, pursuant to the terms of the convertible loan agreement with Kunlun, the $3,000 principal amount funded on January 30, 2020 was automatically converted into 300,000 Units.

On April 25, 2019, KAG, KAH and 58.com Holdings Inc. (58.com) entered into a convertible loan, pursuant to which 58.com agreed to advance $1 million to KAG, which is subject to an annual interest rate stipulated by the Peoples Bank of China for the corresponding period, which is at 4.35% as of April 25, 2019. If there was a closing of the SPAC Transaction before May 31, 2019, the interest would be waived and the $1 million loan would be automatically converted into KAH’s ordinary shares at a price of $ 10.00 per share. Upon the closing of the SPAC transaction, 58.com remitted the $1 million to KAG, was automatically converted into 100,000 ordinary shares of KAH. The conversion feature is not bifurcated due to its indexed to KAH’s own stock and there was no beneficial conversion feature.